LEASES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2023
Leases
Lessee operating lease term	12 months		5 years
Short- term lease expense and cash paid	$ 23	$ 43
Lease expense	$ 18
Percentage of lease escalation	3.00%